Commitments and Contingencies - Summary Of Future Outstanding Commitments (Detail)	Dec. 31, 2019 USD ($)
Commitments And Contingencies Disclosure [Line Items]
2020	$ 2,891,283
2021	23,130,260
Total	$ 26,021,543